Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Stock Warrants And Earnouts [Abstract]
Summary of Fair Value Measurement Inputs and Valuation Techniques

The Level 3 fair value inputs used in the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

	February 26, 2021 (Merger Date)	January 31, 2021
Expected volatility	84.3%	80.5%
Risk-free interest rate	0.0%	0.1%
Dividend rate	0.0%	0.0%
Expected term (years)	0.0	1.4

The Level 3 fair value inputs used in the recurring valuation of the redeemable convertible preferred stock warrant liability were as follows:

	January 31,
	2021	2020	2019
Expected volatility	80.5%	58.4%	65.0%
Risk-free interest rate	0.1%	1.6%	2.8%
Dividend rate	0.0%	0.0%	0.0%
Expected term (years)	1.4	2.0	2.0

Summary of Fair Value Private Placement Warrants Basis Valuation Techniques

The Private Placement Warrants were valued using the following assumptions under the Binomial-Lattice Model (“BLM”) that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

	April 30, 2021	February 26, 2021
Market price of public stock	25.3	30.8
Exercise price	11.5	11.5
Expected term (years)	4.8	5.0
Volatility	73.2%	73.5%
Risk-free interest rate	0.8%	0.8%
Dividend rate	0.0%	0.0%

Summary of Assumed Public Warrants

Activity of warrants is set forth below:

	Legacy Common and Preferred Stock Warrants (1)	Private Placement Warrants	Public Warrants	Total Common Stock Warrants (1)
Outstanding as of January 31, 2021	38,761,031	—	—	38,761,031
Common Stock Warrants as Part of the Merger	—	6,521,568	10,470,562	16,992,130
Warrants Exercised	(1,097,305)	(4,347,712)	(6,413,057)	(11,858,074)

Outstanding as of April 30, 2021	37,663,726	2,173,856	4,057,505	43,895,087

(1)

The shares (and the warrants’ exercise prices) subject to the Company’s Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.

Summary of Fair Value Earnout Liability Basis Valuation Techniques

Assumptions used in the valuation are described below.

	March 12, 2021	February 26, 2021
Current stock price	27.84	30.83
Expected volatility	72.00%	71.60%
Risk-free interest rate	0.85%	0.75%
Dividend rate	0.00%	0.00%
Expected term (years)	4.96	5.00

Schedule of Warrants Issued and Outstanding

Warrants issued and outstanding as of January 31, 2021 and 2020 consisted of the following:

Common Stock Warrants

	January 31, 2021
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common Stock	22,351,053	$6.02	7/31/2030 – 8/6/2030
Common Stock	14,051,462	$9.03	11/16/2028 – 2/14/2029

Total outstanding common stock warrants	36,402,515

	January 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common Stock	14,051,462	$9.03	11/16/2028 – 2/14/2029

Total outstanding common stock warrants	14,051,462

Schedule of Outstanding Redeemable Convertible Preferred Stock Warrants

	January 31, 2021 and 2020
	Outstanding Warrants		Expiration Date
	Number of Warrants	Exercise Price
Series B Preferred Stock	2,685	$107.52	4/30/2021
Series D Preferred Stock	1,436,932	$1.24	4/20/2022 – 1/24/2024
Series E Preferred Stock	806,375	$1.24	12/24/2024 – 7/15/2025

Total outstanding redeemable convertible preferred stock warrants	2,245,992

Schedule of Liability of Warrants Subject to Re Measurement

The liability associated with these warrants was subject to remeasurement at each balance sheet date using the Level 3 fair value inputs and was as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Fair value at beginning of period	$2,718	$1,843	$1,455
Change in fair value	73,125	875	388

Fair value at end of period	$75,843	$2,718	$1,843